Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

17) Income Taxes

(a) Components of Current and Deferred Tax Expense

All of the income from continuing operations before income taxes was taxable to Norway for the years ended December 31, 2016, 2015 and 2014 as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015	2014
Income before income taxes	$61,087	$40,383	$27,407

The significant components of current and deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015	2014
Current tax benefit (expense)	$(14)	$(11)	$(15)
Deferred tax benefit (expense)	29	70	—

Income tax benefit (expense)	$15	$59	$(15)

(b) Taxation

Income taxes attributable to income from continuing operations was an income tax benefit (expense) of $15, $59 and $(15) for the years ended December 31, 2016, 2015 and 2014, respectively, and differed from the amounts computed by applying the Norwegian ordinary income tax rate of 25% in 2016 and 27% in 2015 and 2014 to pretax net income as a result of the following:

	Year Ended December 31,
(U.S. Dollars in thousands, except for tax rate)	2016	2015	2014
Income tax benefit (expense) at Norwegian tonnage tax regime	$29	$70	$—
Income tax benefit (expense) within UK	(14)	(11)	(15)

Income tax benefit (expense)	$15	$59	$(15)

Effective tax rate	0%	0%	0%

(c) Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2016 and 2015 are presented below.

	As of December 31,
(U.S. Dollars in thousands)	2016	2015
Deferred tax assets:
Interest rate swaps	$14	$6
Financial loss carry forwards for tonnage tax	12,352	10,314

Total deferred tax asset	12,366	10,320
Less valuation allowance	(12,366)	(10,320)

Net deferred tax asset	—	—

Deferred tax liabilities:
Entrance tax	685	877

Total deferred tax liabilities	685	877

Net deferred tax liabilities	$685	$877

The net deferred tax liability is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2016	2015
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	685	877

Net deferred tax liabilities	$685	$877

Changes in the net deferred tax liabilities at December 31, 2016 and 2015 are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015
Net deferred tax liabilities at January 1	$877	$1,402
Change in temporary differences	(207)	(307)
Translation differences	15	(218)

Net deferred tax liabilities at December 31	$685	$877

The Partnership records a valuation allowance for deferred tax assets when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The valuation allowances were $12.4 million and $10.3 million respectively, as of December 31, 2016 and 2015. The valuation allowances relate to the financial loss carry forwards and other deferred tax assets for tonnage tax that, in the judgment of the Partnership, are more-likely-than not to be realized reflecting the Partnership’s cumulative loss position for tonnage tax. In assessing the realizability of deferred tax assets, the Partnership considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized taking into account all the positive and negative evidence available. As of December 31, 2016, the Partnership determined that the deferred tax assets are likely to not be realized, and the booked value was, therefore, zero. There is no expiration date for losses carried forward.

After the reorganization of the Partnership’s predecessor’s activities into the new group structure in February 2013, all profit from continuing operations in Norway is taxable within the tonnage tax regime. The consequence of the reorganization is a one-time entrance tax into the Norwegian tonnage tax regime due to the Partnership’s acquisition of the shares in the subsidiary that owns the Fortaleza Knutsen and the Recife Knutsen . The total amount of the entrance tax was estimated to be approximately $3.0 million, which was recognized in the three months ended March 31, 2013. The entrance tax on this gain is payable over several years and is calculated by multiplying the Norwegian tax rate by the declining balance of the gain, which will decline by 20% each year. The Norwegian corporate tax rate was reduced from 27% in 2015 to 25% in 2016 and will be 24% effective as of January 1, 2017. The entrance tax had declined to approximately $2.7 million at December 31, 2013 due to translation effects and tax rate changes and at December 31, 2014 the entrance tax had declined to approximately $1.8 million due to paid entrance tax, change in tax rate and translation effects. At December 31, 2015 the entrance tax had declined to approximately $1.1 million due to paid entrance tax, change in tax rate and translation effects. At December 31, 2016 the entrance tax had declined to approximately $0.9 million due to paid entrance tax, change in tax rate and translation effects. The taxes payable, mainly related to the entrance tax, are calculated based on a tax rate of 25 % for 2016 and 27% for 2015, and the deferred tax liabilities, also mainly related to the entrance tax, are calculated based on a tax rate of 24% and 25% effective as from January 1, 2017 and January 1, 2016, respectively. Income tax expense within the UK of $13,630 and $11,000 for 2016 and 2015, respectively, was calculated by multiplying the tax basis with the UK tax rate of 20%.

In 2014, the total income taxes payable were estimated to be $0.4 million and consisted of payable entrance tax and ordinary UK corporation tax. As of December 31, 2015, the total income taxes payable are estimated to be $0.2 million and consist of payable entrance tax and ordinary UK corporation tax. As of December 31, 2016, the total income taxes payable are estimated to be $0.2 million and consist of payable entrance tax and ordinary UK corporation tax.

Approximately $0.3 million of the estimated entrance tax of $1.8 million as of December 31, 2014 was paid during 2015. Approximately $0.2 million of the estimated entrance tax of $1.1 million is estimated to be payable in the first and second quarter of 2016 and is presented as income taxes payable, while $0.9 million is presented as non-current deferred taxes payable. Approximately $0.2 million of the estimated entrance tax of $0.9 million is estimated to be payable in the first and second quarter of 2017 and is presented as income taxes payable, while $0.7 million is presented as non-current deferred taxes payable.

The tax loss carry forward from ordinary taxation and financial loss carry forwards for tonnage tax have no expiration dates.

The Partnership’s Norwegian income tax returns are subject to examination by Norwegian tax authorities going back ten years from 2014. The Partnership had no unrecognized tax benefits as December 31, 2016 and 2015. During the years ended December 31, 2016 and 2015, the Partnership did not incur any interest or penalties on its tax return.